INVESTMENTS IN EQUITY AND COST INVESTEES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 11,987	$ 13,022
Share of undistributed profits	6,683	(558)
Advance to investee company	44	48
Total	18,714	12,512
Long-term investment, at cost, less impairment	4,108	4,464
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 4,108	$ 4,464
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			20.00%
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 9,030	$ 9,814
Share of undistributed profits	1,077	(5,953)
Advance to investee company	44	48
Total	$ 10,151	$ 3,909
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 797	$ 866
Share of undistributed profits	3,961	3,722
Advance to investee company	0	0
Total	$ 4,758	$ 4,588
Equity Method Investments [Member] | Beijing Ipe Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	23.39%	23.39%
Long-term investment, at cost, less impairment	$ 1,484	$ 1,613
Share of undistributed profits	2,213	2,185
Advance to investee company	0	0
Total	$ 3,697	$ 3,798
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 452	$ 491
Share of undistributed profits	(452)	(491)
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 224	$ 238
Share of undistributed profits	(116)	(21)
Advance to investee company	0	0
Total	$ 108	$ 217
Cost-method Investments [Member] | Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 2,387	$ 2,593
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 2,387	$ 2,593
Cost-method Investments [Member] | Heilongjiang Ruixing Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	8.31%
Long-term investment, at cost, less impairment	$ 1,631	$ 1,773
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 1,631	$ 1,773
Cost-method Investments [Member] | Zhongjijing Investment Consulting Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	5.00%	5.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Cost-method Investments [Member] | Zhejiang Sanxin Engineering Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 90	$ 98
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 90	$ 98